UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04917

Morgan Stanley Mortgage Securities Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	October 31,

Date of reporting period:	January 31, 2019

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments • January 31, 2019 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (25.1%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$2		10.00%		03/01/19–12/01/20	$2,169
	February TBA:
1,500	(a)	4.00		02/13/49	1,536,416
	Gold Pools:
708		3.50		01/01/44–06/01/45	717,021
1,294		4.00		12/01/41–10/01/45	1,331,886
974		4.50		03/01/41–09/01/41	1,022,434
120		5.00		12/01/40–05/01/41	128,311
19		5.50		07/01/37	20,478
20		6.00		12/01/37	22,335
16		6.50		06/01/29–09/01/33	17,867
60		7.50		05/01/35	69,605
30		8.00		08/01/32	35,131
45		8.50		08/01/31	52,707
		10.00		10/01/21	480
	Federal National Mortgage Association,
	Conventional Pools:
4,284		3.50		09/01/42–05/01/48	4,320,118
2,958		4.00		04/01/45–01/01/49	3,037,764
790		4.50		08/01/40–11/01/48	814,988
222		5.00		11/01/40–07/01/41	237,790
13		5.50		08/01/37	14,431
469		6.50		02/01/28–12/01/33	510,653
15		7.00		07/01/23–06/01/32	15,471
74		7.50		08/01/37	86,960
76		8.00		04/01/33	89,065
76		8.50		10/01/32	91,658
66		9.50		04/01/30	73,246
	February TBA:
3,010	(a)	3.50		02/13/49	3,025,154
7,000	(a)	4.50		02/13/49	7,276,445
8,000	(a)	4.00		02/13/49	8,189,375
	March TBA:
2,050	(a)	5.00		03/13/49	2,153,821
	Government National Mortgage Association,
	Various Pools:
620		3.50		10/20/44–05/20/45	629,380
713		4.00		07/15/44–01/20/49	733,799
400		4.50		01/20/49	410,734
2,206		5.00		05/20/41–01/20/49	2,291,502
		11.00		04/15/21	126
	Total Agency Fixed Rate Mortgages (Cost $39,040,431)				38,959,320

	Asset-Backed Securities (32.6%)
500	American Credit Acceptance Receivables Trust (b)	5.02		12/10/24	500,599
500	American Homes 4 Rent (b)	5.885		04/17/52	528,830
415	American Homes 4 Rent Trust (b)	6.231		10/17/36	453,887
	Amortizing Residential Collateral Trust
284	1 Month USD LIBOR + 0.64%	3.146	(c)	10/25/31	278,493
293	1 Month USD LIBOR + 0.76%	3.27	(c)	10/25/32	290,273
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates
600	5.625% - 1 Month USD LIBOR	3.981	(c)	12/25/33	592,358
352	1 Month USD LIBOR + 1.875%	4.385	(c)	04/25/34	359,070
618	Asset-Backed Pass-Through Certificates, 1 Month USD LIBOR + 0.825%	3.335	(c)	04/25/34	602,078

		Avant Loans Funding Trust
	200	(b)	4.79		05/15/24	200,547
	258	(b)	6.05		05/15/24	259,837
	259	(b)	8.83		08/15/22	261,773
	83	AVANT Loans Funding Trust (b)	10.60		04/15/22	84,089
	73	Bayview Opportunity Master Fund Trust (b)	3.82		04/28/33	73,460
		Bear Stearns Asset-Backed Securities Trust
	97	1 Month USD LIBOR + 0.32%	2.83	(c)	01/25/47	97,374
	202	1 Month USD LIBOR + 1.30%	3.81	(c)	10/27/32	199,263
	190	1 Month USD LIBOR + 1.95%	4.46	(c)	12/25/42	193,349
	96	CAM Mortgage Trust (b)	3.96		12/01/65	95,877
	168	Castle Aircraft SecuritizationTrust (b)	4.703		12/15/40	169,745
	224	Cendant Mortgage Corp. (b)	6.00	(c)	07/25/43	230,767
	337	CIM Small Business Loan Trust, 1 Month USD LIBOR + 1.40% (b)	3.906	(c)	03/20/43	337,031
	800	Citicorp Residential Mortgage Trust	5.356		03/25/37	830,344
	350	Conn’s Receivables Funding LLC (b)	5.95		11/15/22	355,557
	94	Countrywide Asset-Backed Certificates, 1 Month USD LIBOR + 0.62% (b)	3.13	(c)	06/25/33	93,616
		Credit-Based Asset Servicing & Securitization LLC
	287	1 Month USD LIBOR + 1.60% (b)	4.11	(c)	09/25/35	290,059
	100	1 Month USD LIBOR + 3.075%	5.585	(c)	08/25/30	100,129
	240	(b)	6.75		05/25/36	255,825
	449	CWABS Asset-Backed Certificates Trust, 1 Month USD LIBOR + 0.24%	2.75	(c)	10/25/46	426,380
	407	CWABS, Inc. Asset-Backed Certificates	5.149		02/25/34	419,188
		DT Auto Owner Trust
	300	(b)	5.33		11/17/25	302,735
	250	(b)	5.42		03/17/25	252,702
	208	EMC Mortgage Loan Trust, 1 Month USD LIBOR + 1.00% (b)	3.51	(c)	11/25/30	207,484
		Exeter Automobile Receivables Trust
	400	(b)	4.64		10/15/24	396,661
	200	(b)	5.38		07/15/25	203,676
	150	(b)	5.43		08/15/24	152,326
	200	(b)	6.40		07/17/23	206,492
	500	Exeter Automobile Receivables Trust 2017-3 (b)	5.28		10/15/24	504,711
	360	Exeter Automobile Receivables Trust 2019-1 (b)	5.20		01/15/26	359,983
		Finance of America Structured Securities Trust
	700	(b)	4.477	(c)	11/25/27	694,778
	2,660	(b)	6.00	(c)	11/25/27–09/25/28	2,568,723
	412	Financial Asset Securities Corp. AAA Trust, 1 Month USD LIBOR + 0.41% (b)	2.91	(c)	02/27/35	390,859
	364	FREED ABS TRUST (b)	4.61		10/20/25	368,813
	889	Fremont Home Loan Trust, 1 Month USD LIBOR + 1.275%	3.785	(c)	02/25/33	883,071
		GLS Auto Receivables Trust
	350	(b)	5.02		01/15/25	350,152
	450	(b)	5.34		08/15/25	454,436
EUR	406	Grand Canal Securities GCS 2 A REGS (Ireland)	0.632		12/24/58	457,696
$224		Home Partners of America 2016-2 Trust, 1 Month USD LIBOR + 2.40% (b)	4.908	(c)	10/17/33	224,321
	500	Home Partners of America Trust, 1 Month USD LIBOR + 2.35% (b)	4.858	(c)	07/17/37	494,562
	550	Home Partners of AmericaTrust, 1 Month USD LIBOR + 4.70% (b)	7.208	(c)	10/17/33	552,030
		Invitation Homes Trust
	300	1 Month USD LIBOR + 1.65% (b)	4.158	(c)	07/17/37	300,385
	400	1 Month USD LIBOR + 2.00% (b)	4.508	(c)	03/17/37	395,518
	500	1 Month USD LIBOR + 2.00% (b)	4.509	(c)	06/17/37	496,691
	500	1 Month USD LIBOR + 2.25% (b)	4.758	(c)	12/17/36	501,304
	400	1 Month USD LIBOR + 3.00% (b)	5.508	(c)	12/17/36	402,318
	497	Kestrel Aircraft Funding Ltd. (b)	4.25		12/15/38	489,535

	350	Labrador Aviation Finance Ltd. (b)	4.30		01/15/42	353,720
		Lehman ABS Manufactured Housing Contract Trust
	13		3.70		04/15/40	13,083
	500		6.63	(c)	04/15/40	527,509
GBP	103	Marketplace Originated Consumer Assets 2017-1 PLC, 1 Month USD LIBOR + 1.90% (United Kingdom)	2.634	(c)	12/20/27	133,774
	300	Marketplace Originated Consumer Assets PLC, 1 Month GBP LIBOR + 7.00% (United Kingdom)	7.734	(c)	10/20/24	400,120
$171		MASTR Asset Securitization Trust, 1 Month USD LIBOR + 1.50%	4.01	(c)	05/25/33	171,064
	250	MASTR Asset-Backed Securities Trust, 1 Month USD LIBOR + 2.475%	4.985	(c)	09/25/34	246,970
	354	MERIT Securities Corp.	7.947	(c)	12/28/33	369,564
	444	METAL LLC (Cayman Islands) (b)	4.581		10/15/42	442,765
	380	MFA LLC (b)	3.875		05/25/48	375,925
	295	Mid-State Capital Corp. Trust	7.758		01/15/40	336,544
	329	Morgan Stanley ABS Capital I, Inc. Trust, 1 Month USD LIBOR + 0.68% (d)	3.19	(c)	08/25/34	324,849
	232	Morgan Stanley Dean Witter Capital I, Inc. Trust, 1 Month USD LIBOR + 1.275% (e)	3.785	(c)	02/25/32	232,361
		Nationstar HECM Loan Trust
	850	(b)	3.967	(c)	09/25/27	838,579
	2,050	(b)	6.00	(c)	02/25/28–07/25/28	1,999,760
	2,000	Nationstar HECM Loan Trust 2018-3 (b)	6.00	(c)	11/25/28	1,925,800
		New Century Home Equity Loan Trust
	181	1 Month USD LIBOR + 0.80%	3.31	(c)	11/25/33	161,979
	145	1 Month USD LIBOR + 1.35%	3.86	(c)	03/25/33	146,118
	412	New Residential Mortgage LLC (b)	4.89		05/25/23	413,291
GBP	339	Newday Funding 2015-2 PLC, 1 Month GBP LIBOR + 3.30% (United Kingdom)	4.035	(c)	11/15/24	448,279
	200	NewDay Funding 2016-1 PLC, 1 Month GBP LIBOR + 4.35% (United Kingdom)	5.085	(c)	06/15/24	265,748
		NewDay Funding PLC
	250	(b)	2.835	(c)	08/15/26	323,344
	400		3.135		12/15/26	520,954
	200	Newday Partnership Funding PLC, 1 Month USD LIBOR + 2.10% (United Kingdom)	2.835	(c)	12/15/27	263,588
$483		Newtek Small Business Loan Trust 2018-1, 1 Month USD LIBOR + 1.70% (b)	4.21	(c)	02/25/44	483,707
	200	NovaStar Mortgage Funding Trust, 1 Month USD LIBOR + 1.58%	4.085	(c)	12/25/34	201,288
		NRZ Excess Spread-Collateralized Notes
	306	(b)	4.374		01/25/23	304,554
	393	(b)	4.593		02/25/23	392,960
	245	Oak Hill Advisors Residential Loan Trust (b)	3.00		07/25/57	241,110
		Oakwood Mortgage Investors, Inc.
	849		7.405	(c)	06/15/31	276,479
	138		7.72		04/15/30	144,642
	286		7.84	(c)	11/15/29	303,589
		Ocwen Master Advance Receivables Trust
	516	(b)	3.892		08/15/49	515,722
	112	(b)	4.188		08/15/50	112,195
	200	(b)	4.236		08/15/49	199,944
	150	(b)	4.532		08/15/50	150,257
	300	OnDeck Asset Securitization Trust LLC (b)	4.02		04/18/22	298,962
	800	Oxford Finance Funding 2019-1 LLC (b)(f)	4.459		02/15/27	800,000
	500	PNMAC FMSR Issuer Trust, 1 Month USD LIBOR + 2.35% (b)	4.86	(c)	04/25/23	499,375
	400	PNMAC GMSR Issuer Trust, 1 Month USD LIBOR + 2.85% (b)	5.36	(c)	02/25/23	400,825
	236	Pretium Mortgage Credit Partners I LLC (b)	3.70		03/27/33	232,961

	489	Pretium Mortgage Credit Partners LLC (b)	4.826		09/25/58	491,182
	300	Progress Residential Trust (b)	4.38		03/17/35	299,570
	308	Prosper Marketplace Issuance Trust (b)	5.50		10/15/24	308,210
		RCO V Mortgage LLC
	344	(b)	4.00		05/25/23	343,972
	583	(b)	4.458		10/25/23	588,227
	250	Renaissance Home Equity Loan Trust	5.451		05/25/35	266,082
	210	RMAT LP (b)	4.09		05/25/48	210,215
	1,300	RMF Buyout Issuance Trust 2018-1 (b)	6.00	(c)	11/25/28	1,240,070
	276	S-Jets Ltd. (Bermuda) (b)	3.967		08/15/42	276,543
		Shenton Aircraft Investment I Ltd.
	438	(b)	4.75		10/15/42	444,477
	326	(b)	5.75		10/15/42	325,635
		Skopos Auto Receivables Trust
	300	(b)	3.93		05/16/22	299,671
	490	(b)	4.77		04/17/23	490,037
	500	(b)	8.36		08/15/21	506,228
GBP	247	Small Business Origination Loan Trust, 1 Month USD LIBOR + 2.00% (United Kingdom)	2.735	(c)	12/15/26	322,392
$226		SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes (b)	4.50		10/17/50	226,416
		Stanwich Mortgage Loan Trust
	342	(b)	4.016		05/16/23	341,701
	280	(b)	4.50		10/18/23	281,625
	350	Tricon American Homes Trust (b)	5.151		09/17/34	352,336
		Upstart Securitization Trust
	400	(b)	3.887		08/20/25	399,053
	250	(b)	4.445		12/22/25	250,146
	500	(b)	5.59		03/20/25	504,667
	198	Vantage Data Centers Issuer LLC (b)	4.072		02/16/43	199,720
		Veros Automobile Receivables Trust
	400	(b)	3.98		04/17/23	396,483
	500	(b)	4.65		02/15/24	505,615
	295	VOLT LXIX LLC (b)	4.213		08/25/48	296,332
	326	VOLT LXXI LLC (b)	3.967		09/25/48	325,665
	500	VOLT LXXIII LLC (b)	4.458		10/25/48	500,327
	878	VOLT LXXIV LLC (b)	4.581		11/25/48	881,962
	400	VOLT LXXV LLC (b)	4.336		01/25/49	401,452
	364	WAVE Trust (b)	3.844		11/15/42	361,088
		Total Asset-Backed Securities (Cost $50,496,788)				50,623,117

		Collateralized Mortgage Obligations - Agency Collateral Series (1.8%)
		Federal Home Loan Mortgage Corporation,
		IO
	6,309		0.661	(c)	10/25/20	56,364
	2,280		1.329	(c)	11/25/19	15,642
		IO REMIC
	890		1.386	(c)	08/15/42	45,840
	1,903		1.466	(c)	09/15/41	91,051
	625		1.50	(c)	04/15/39	30,098
	547		1.507	(c)	10/15/39	25,360
	300		1.558	(c)	10/15/41	14,756
	1,156		1.631	(c)	10/15/40	56,801
	1,262	6.00% - 1 Month USD LIBOR	3.491	(c)	11/15/43–06/15/44	174,041
	220	6.05% - 1 Month USD LIBOR	3.541	(c)	04/15/39	13,118
	237		4.00		04/15/39	23,950
	115		5.00		08/15/41	17,624
		IO STRIPS
	2,828		1.364	(c)	10/15/37	122,478
	111		7.00		06/15/30	25,401
	133		7.50		12/15/29	37,301
		REMIC
	197	12.00% - 2.67 x 1 Month USD LIBOR	5.28	(g)	12/15/43	180,857

	Federal National Mortgage Association,
	IO
1,266	6.39% - 1 Month USD LIBOR	3.88	(c)	09/25/20	44,026
	IO REMIC
3,146		1.38	(c)	03/25/46	147,060
1,682		1.553	(c)	05/15/38	89,570
998		1.715	(c)	10/25/39	43,271
1,191		1.989	(c)	03/25/44	57,693
864	5.65% - 1 Month USD LIBOR	3.14	(c)	11/25/41	80,059
791		3.50		02/25/39	50,535
1,022	6.05% - 1 Month USD LIBOR	3.54	(c)	06/25/42	146,073
514	6.55% - 1 Month USD LIBOR	4.04	(c)	08/25/41	68,612
	IO STRIPS
40		7.00		11/25/27	8,125
102		8.00		05/25/30–06/25/30	25,568
52		8.50		10/25/24	8,261
	REMIC
64	1 Month USD LIBOR + 1.20%	3.71	(c)	12/25/23	64,887
47		5.777	(c)	04/25/39	45,302
	Government National Mortgage Association,
	IO
2,690		0.784	(c)	08/20/58	60,122
682	6.00% - 1 Month USD LIBOR	3.497	(c)	08/20/42	108,496
1,681		3.50	(c)	06/20/41–10/16/42	314,113
856	6.10% - 1 Month USD LIBOR	3.597	(c)	04/20/41–08/20/42	129,146
751	6.14% - 1 Month USD LIBOR	3.637	(c)	12/20/43	125,715
591	6.30% - 1 Month USD LIBOR	3.797	(c)	09/20/43	69,375
401	6.30% - 1 Month USD LIBOR	4.04	(c)	08/16/34	50,500
365		4.50		05/20/40	47,217
85		5.00		05/20/39–02/16/41	18,586
	IO PAC
215	6.05% - 1 Month USD LIBOR	3.547	(c)	01/20/40	3,742
823	6.15% - 1 Month USD LIBOR	3.647	(c)	10/20/41	52,138
101		5.00		10/20/40	15,709
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $1,525,857)				2,804,583

	Commercial Mortgage-Backed Securities (5.0%)
	BAMLL Commercial Mortgage Securities Trust
300	1 Month USD LIBOR + 5.50% (b)	4.274	(c)	12/15/31	293,437
300	1 Month USD LIBOR + 4.00% (b)	4.274	(c)	12/15/31	296,325
133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	113,076
350	BBCMS Trust (b)	4.284	(c)	09/10/28	337,998
150	BHMS, 1 Month USD LIBOR + 1.25% (Bahamas) (b)	3.759	(c)	07/15/35	149,898
	Citigroup Commercial Mortgage Trust
220		4.569	(c)	09/10/58	219,873
	IO
2,238		0.939	(c)	09/10/58	104,537
300	COMM 2016-GCT Mortgage Trust (b)	3.461	(c)	08/10/29	291,975
	COMM Mortgage Trust
100	(b)	4.731	(c)	07/15/47	94,249
650	1 Month USD LIBOR + 2.25% (b)	4.764	(c)	02/13/32	650,691
389	(b)	4.90	(c)	11/10/46	372,818
	IO
1,518		0.892	(c)	10/10/47	42,563
200	Commercial Mortgage Lease-Backed Certificates (b)	7.957	(c)	06/20/31	214,387
	Commercial Mortgage Pass-Through Certificates
187	(b)	4.645	(c)	02/10/47	178,050
	IO
2,415		0.626	(c)	02/10/47	62,545
128	Commercial Mortgage Trust 2004-GG1 (b)	6.435	(c)	06/10/36	128,375

	1,939	COOF Securitization Trust, IO (b)	2.935	(c)	10/25/40	137,592
	3,735	COOF Securitization Trust II, IO (b)	2.225	(c)	08/25/41	269,976
EUR	366	DECO 2015 - HARP DAC, 3 Month EURIBOR + 2.40% (Ireland)	2.40	(c)	04/27/27	423,783
$6,679		GS Mortgage Securities Corp. II, IO (b)	0.457	(c)	10/10/32	111,685
		GS Mortgage Securities Trust
	450		3.345		07/10/48	393,464
	370	(b)	4.75	(c)	08/10/46	356,871
		IO
	1,971		0.801	(c)	09/10/47	62,304
	1,594		1.064	(c)	04/10/47	61,220
		JP Morgan Chase Commercial Mortgage Securities Trust
	102		5.464	(c)	01/15/49	102,534
	400	1 Month USD LIBOR + 3.25% (b)	5.759	(c)	11/15/31	402,847
	250	1 Month USD LIBOR + 3.75% (b)	6.259	(c)	11/15/31	251,838
		IO
	1,815		0.752	(c)	12/15/49	68,226
		JPMBB Commercial Mortgage Securities Trust
	267	(b)	4.664	(c)	04/15/47	243,007
		IO
	3,254		0.773	(c)	01/15/47	101,572
		KGS-Alpha SBA COOF Trust,
		IO
	1,853	(b)	2.803	(c)	07/25/41	214,388
	1,609	(b)	3.772	(c)	04/25/40	103,339
	196	RETL, 1 Month USD LIBOR + 1.10% (b)	3.609	(c)	03/15/33	194,357
EUR	100	Taurus 2015-2 DEU Ltd., 3 Month EURIBOR + 2.20% (Germany)	2.10	(c)	02/01/26	114,460
$3,985		UBS Commercial Mortgage Trust, IO	0.899	(c)	03/15/51	265,482
	306	Wells Fargo Commercial Mortgage Trust (b)	3.153		09/15/57	247,330
	150	WFRBS Commercial Mortgage Trust (b)	4.133	(c)	05/15/45	143,585
		Total Commercial Mortgage-Backed Securities (Cost $7,519,145)				7,820,657

		Corporate Bond (0.2%)
		Finance
	350	DP Facilities Data Center Subordinated Pass-Through Trust (b) (Cost $225,033)	0.00	(c)	11/10/28	216,125

		Mortgages - Other (32.0%)
		Adjustable Rate Mortgage Trust
	210		4.023	(c)	04/25/35	201,885
	152		4.123	(c)	02/25/36	136,543
GBP	303	Alba 2005-1 PLC, 3 Month GBP LIBOR + 0.60% (United Kingdom)	1.492	(c)	11/25/42	365,060
	291	Alba 2006-2 PLC, 3 Month GBP LIBOR + 0.46% (United Kingdom)	1.366	(c)	12/15/38	340,782
		Alternative Loan Trust
	112		5.50		02/25/25–01/25/36	103,379
	302		5.75		03/25/34	316,009
	110	40.02% - 6 x 1 Month USD LIBOR	24.96	(g)	05/25/37	181,755
	414	Alternative Loan Trust Resecuritization	6.25	(c)	08/25/37	331,501
		American Home Mortgage Investment Trust
	261	(b)	6.60		01/25/37	108,218
		IO
	1,105		2.078		05/25/47	177,613
	240	Banc of America Funding 2005-5 Trust	5.50		09/25/35	252,149
	113	Banc of America Funding Trust	5.25		07/25/37	107,900
		Banc of America Mortgage Trust
	1		5.25		11/25/19	706
	183		5.50		04/25/35	184,383
	787	Bear Stearns Asset-Backed Securities I Trust, 25.636% - 3.29 x 1 Month USD LIBOR	17.389	(g)	03/25/36	617,998
	6,503	Bear Stearns Mortgage Funding Trust, IO	0.50		01/25/37	141,618

408		Cascade Funding Mortgage Trust (b)	4.58		06/25/48	407,580
504		Cascade Funding Mortgage Trust 2018-RM2 (b)	4.00	(c)	10/25/68	484,614
EUR	369	Challenger Millennium Series 2007-1E Trust, 3 Month EURIBOR + 0.32% (Australia)	0.011	(c)	04/07/38	408,072
$300		CHL GMSR Issuer Trust, 1 Month USD LIBOR + 2.75% (b)	5.26	(c)	05/25/23	300,509
255		CHL Mortgage Pass-Through Trust	6.25		11/25/32	256,204
		CHL Mortgage Pass-Through Trust
188			4.111	(c)	05/20/34	188,582
376			4.666	(c)	10/25/33	379,817
394			5.50		10/25/34	395,864
415		CHL Mortgage Pass-Through Trust 2004-20	3.686	(c)	09/25/34	303,082
113		CHL Mortgage Pass-Through Trust Resecuritization	6.00		12/25/36	102,008
GBP	185	Clavis Securities PLC, 3 Month GBP LIBOR + 0.45% (United Kingdom)	1.356	(c)	12/15/40	205,779
$403		Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	5.81	(c)	02/25/32	374,622
		CSFB Mortgage-Backed Pass-Through Certificates
433		1 Month USD LIBOR + 0.72%	3.23	(c)	05/25/34	426,070
448			4.054	(c)	05/25/34	453,612
508			6.50		11/25/35	202,840
EUR	500	E-Mac de, 3 Month EURIBOR + 0.21% (Germany)	3.431	(c)	05/25/57	521,350
168		E-MAC NL 2005-I BV, 3 Month EURIBOR + 0.23% (Netherlands)	4.192	(c)	04/25/38	156,789
298		E-MAC NL BV, 3 Month EURIBOR + 0.18% (Netherlands)	1.952	(c)	07/25/36	317,528
600		E-MAC Program BV, 3 Month EURIBOR + 2.00% (Netherlands)	2.992	(c)	01/25/48	666,128
291		E-MAC Program II BV, 3 Month EURIBOR + 2.00% (Netherlands)	3.942	(c)	04/25/48	325,198
500		EMF NL 2008-2 BV, 3 Month EURIBOR + 1.00% (Netherlands)	0.692	(c)	07/17/41	530,715
450		EMF-NL Prime, 3 Month EURIBOR + 0.80% (Netherlands)	0.492	(c)	04/17/41	482,130
200		EMF-NL Prime 2008-ABV, 3 Month EURIBOR + 0.85% (Netherlands)	0.542	(c)	04/17/41	189,758
311		Eurohome Mortgages PLC, 3 Month EURIBOR + 0.21% (Germany)	0.00	(c)	08/02/50	311,690
$500		Eurosail 2006-2bl PLC, 3 Month USD LIBOR + 0.24% (United Kingdom) (b)	3.028	(c)	12/15/44	468,330
		Eurosail BV
EUR	404	3 Month EURIBOR + 1.50%	1.192	(c)	10/17/40	458,545
750		3 Month EURIBOR + 1.80%	1.492	(c)	10/17/40	821,223
300		3 Month EURIBOR + 2.20%	1.892	(c)	10/17/40	311,922
GBP	662	Eurosail PLC, 3 Month GBP LIBOR + 0.95% (United Kingdom)	1.85	(c)	06/13/45	842,599
150		Farringdon Mortgages No. 2 PLC, 3 Month GBP LIBOR + 1.50% (United Kingdom)	2.428	(c)	07/15/47	188,402
		Federal Home Loan Mortgage Corporation
965			3.00		09/25/45–05/25/47	945,320
847			3.50		05/25/45–05/25/47	843,563
EUR	440	Fondo de Titulizacion de Activos UCI 17, 3 Month EURIBOR + 0.16% (Spain)	0.00	(c)	12/17/49	473,114
$992		Freddie Mac Structured Agency Credit Risk Debt Notes	3.00		03/25/58	942,174
265		Galton Funding Mortgage Trust (b)	4.00	(c)	11/25/57	268,039
EUR	414	GC Pastor Hipotecario 5 FTA, 3 Month EURIBOR + 0.17% (Spain)	0.00	(c)	06/21/46	419,693
$65		GreenPoint Mortgage Funding Trust, 1 Month USD LIBOR + 0.16%	2.67	(c)	02/25/37	63,992

EUR	775	Grifonas Finance PLC, 6 Month EURIBOR + 0.28% (Greece)	0.014	(c)	08/28/39	809,652
$273		GSAA Trust	6.00		04/01/34	289,033
		GSR Mortgage Loan Trust
59		1 Month USD LIBOR + 0.25%	2.76	(c)	03/25/35	38,870
738			4.708	(c)	12/25/34	725,204
194			5.00		02/25/34	196,175
8			5.50		11/25/35	8,311
221			6.00		09/25/35	231,969
		HarborView Mortgage Loan Trust
140		1 Month USD LIBOR + 0.19%	2.696	(c)	01/19/38	135,912
256			4.322	(c)	05/19/33	259,132
EUR	105	Hipocat 11 FTA, 3 Month EURIBOR + 0.13% (Spain)	0.00	(c)	01/15/50	110,925
923		IM Pastor 3 FTH, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	03/22/43	937,207
233		IM Pastor 4 FTA, 3 Month EURIBOR + 0.14% (Spain)	0.00	(c)	03/22/44	243,082
$192		Impac CMB Trust, 1 Month USD LIBOR + 0.795%	3.305	(c)	10/25/34	183,908
338		IndyMac INDX Mortgage Loan Trust 2004-AR9	4.556	(c)	11/25/34	340,927
196		JP Morgan Mortgage Trust (b)	3.617	(c)	07/27/37	189,877
EUR	260	Landmark Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.60% (United Kingdom)	0.289	(c)	06/17/38	275,472
324		Lansdowne Mortgage Securities No. 1 PLC, 3 Month EURIBOR + 0.30% (Ireland)	0.00	(c)	06/15/45	350,136
352		Lansdowne Mortgage Securities No. 2 PLC, 3 Month EURIBOR + 0.34% (Ireland)	0.029	(c)	09/16/48	360,897
$61		Lehman Mortgage Trust	5.50		11/25/35	57,302
EUR	357	Ludgate Funding PLC, 3 Month EURIBOR + 0.42% (United Kingdom)	0.104	(c)	12/01/60	355,350
		Magnolia Finance XI DAC
445		3 Month EURIBOR + 2.75% (b)	2.75	(c)	04/20/20	508,273
		IO
445		(b)	0.25		04/20/20	509
		Mansard Mortgages PLC
GBP	228	3 Month GBP LIBOR + 0.30%	1.228	(c)	04/15/49	273,100
193		3 Month GBP LIBOR + 0.60%	1.528	(c)	10/15/48	233,780
$79		MASTR Adjustable Rate Mortgages Trust	4.724	(c)	02/25/36	76,743
		MASTR Alternative Loan Trust
157			5.00		05/25/18	158,470
181			6.00		05/25/33	189,250
159		MASTR Reperforming Loan Trust (b)	7.50		05/25/35	160,622
498		MERIT Securities Corp., 1 Month USD LIBOR + 2.25% (b)	4.752	(c)	09/28/32	438,425
		Merrill Lynch Mortgage Investors Trust
35		6 Month USD LIBOR + 0.50%	3.092	(c)	04/25/29	34,060
132			4.342	(c)	01/25/37	133,483
138			4.473	(c)	08/25/33	143,265
208			4.868	(c)	02/25/34	213,499
GBP	300	Moorgate Funding Ltd., 1 Month GBP LIBOR + 1.10% (United Kingdom)	1.835	(c)	10/15/50	393,257
$183		Morgan Stanley Dean Witter Capital I, Inc. Trust (e)	3.849	(c)	03/25/33	180,036
95		Morgan Stanley Mortgage Loan Trust (h)	4.788	(c)	02/25/34	97,598
314		National City Mortgage Capital Trust	6.00		03/25/38	321,998
GBP	265	Newgate Funding PLC, 3 Month GBP LIBOR + 3.00% (United Kingdom)	3.906	(c)	12/15/50	336,771
$395		NRPL Trust (b)	3.033	(c)	07/25/67	393,753
300		Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-1, 1 Month USD LIBOR + 2.025%	4.535	(c)	02/25/35	301,877
218		Paragon Mortgages No 9 PLC, 3 Month USD LIBOR + 0.36% (United Kingdom)	2.976	(c)	05/15/41	208,696

EUR	400	Paragon Mortgages No. 14 PLC, 3 Month EURIBOR + 0.36% (United Kingdom)	0.049	(c)	09/15/39	382,119
GBP	62	Paragon Mortgages No. 9 PLC, 3 Month GBP LIBOR + 1.04% (United Kingdom)	1.927	(c)	05/15/41	74,907
AUD	298	Pepper Residential Securities (Australia)	4.20		03/10/58	216,320
$700		Preston Ridge Partners Mortgage	1.00		01/25/24	698,922
EUR	78	Provide Blue PLC, 3 Month EURIBOR + 2.25% (Germany)	1.941	(c)	01/07/27	90,637
		RALI Trust
$35			5.50		04/25/22	34,640
710			6.00		05/25/36–11/25/36	643,775
191		RBSSP Resecuritization Trust (b)	21.198	(c)	09/26/37	294,955
298		RCO 2018-VFS1 Trust (b)	4.27	(c)	12/26/53	301,968
404		Reperforming Loan REMIC Trust (b)	8.50		06/25/35	424,070
14,595		Residential Asset Securitization Trust, IO	0.50		04/25/37	429,864
500		RESIMAC, 1 Month USD LIBOR + 1.45% (Australia) (b)	3.969	(c)	09/11/48	505,259
EUR	591	ResLoC UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.139	(c)	12/15/43	597,102
		Ripon Mortgages PLC
GBP	319	3 Month GBP LIBOR + 1.50%	2.389	(c)	08/20/56	413,174
470		3 Month GBP LIBOR + 1.80%	2.689	(c)	08/20/56	604,567
		Rochester Financing No 2 PLC
354		3 Month GBP LIBOR + 1.75%	2.656	(c)	06/18/45	465,013
300		3 Month GBP LIBOR + 2.75%	3.656	(c)	06/18/45	395,149
200		Rochester Financing No. 2 PLC, 3 Month GBP LIBOR + 2.25% (United Kingdom)	3.156	(c)	06/18/45	263,598
		Seasoned Credit Risk Transfer Trust
$654			2.75		06/25/57	642,089
2,928			3.00		09/25/55–03/25/58	2,843,325
2,351			3.50		06/25/57–03/25/58	2,341,174
685		(b)	4.00	(c)	08/25/56–03/25/58	679,527
961			4.50		06/25/57	992,600
450		Seasoned Credit Risk Transfer Trust Series 2017-3	2.75		07/25/56	436,144
281		Seasoned Credit Risk Transfer Trust Series 2018-1	2.25		05/25/57	270,936
162		Sequoia Mortgage Trust, 1 Month USD LIBOR + 0.78%	3.286	(c)	01/20/36	155,090
13		Structured Adjustable Rate Mortgage Loan Trust	3.979	(c)	06/25/37	12,959
		Structured Asset Mortgage Investments II Trust
104			2.447	(c)	04/19/35	97,960
187		1 Month USD LIBOR + 0.46%	2.97	(c)	05/25/45	182,318
300		Structured Asset Securities Corp. Mortgage Pass-Through Certificates	4.75		10/25/34	308,348
691		Structured Asset Securities Corp. Reverse Mortgage Loan Trust, 1 Month USD LIBOR + 1.85% (b)	4.36	(c)	05/25/47	596,758
EUR	600	TDA 27 FTA, 3 Month EURIBOR + 0.19% (Spain)	0.00	(c)	12/28/50	569,903
GBP	400	THRONES PLC, 3 Month GBP LIBOR + 1.40% (United Kingdom)	2.306	(c)	03/18/50	522,696
350		Towd Point Mortgage Funding 2016-Auburn 10 Plc, 3 Month GBP LIBOR + 1.50% (United Kingdom)	2.425	(c)	04/20/45	459,001
250		Trinity Square PLC, 3 Month GBP LIBOR + 3.40% (United Kingdom)	4.328	(c)	07/15/51	333,985
300		Warwick Finance Residential Mortgages No One Plc, 3 Month GBP LIBOR + 1.20% (United Kingdom)	2.11	(c)	09/21/49	391,175
400		Warwick Finance Residential Mortgages No Two PLC, 3 Month GBP LIBOR + 2.00% (United Kingdom)	2.91	(c)	09/21/49	524,813

200	Warwick Finance Residential Mortgages No. 2 PLC, 3 Month GBP LIBOR + 2.20% (United Kingdom)	3.11	(c)	09/21/49	262,231
$185	Washington Mutual Mortgage Pass-Through Certificates Trust	4.332	(c)	09/25/33	190,165
178	Wells Fargo Mortgage-Backed Securities Trust	4.465	(c)	06/25/33	180,248
	Total Mortgages - Other (Cost $48,531,758)				49,731,246

	Short-Term Investments (18.4%)
	U.S. Treasury Security (0.5%)
820	U.S. Treasury Bill (i)(j) (Cost $817,757)	2.38		03/21/19	817,757

NUMBER OF SHARES (000)
Investment Company (16.5%)
25,587	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $25,587,183)	25,587,183

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Certificates of Deposit (0.4%)
	International Bank
$650	Royal Bank of Canada, SOFR + 0.51% (Canada) (Cost $650,000)	2.90	(c)%	01/09/20	650,038

	Commercial Paper (1.0%)
	Domestic Bank (0.5%)
760	JP Morgan Securities (l)	2.942		07/08/19	750,640

	Food & Beverage (0.5%)
780	Coca-Cola Co. (l)	3.065		12/11/19	760,400
	Total Commercial Paper (Cost $1,510,583)				1,511,040
	Total Short-Term Investments (Cost $28,565,523)				28,566,018

	Total Investments (Cost $175,904,535) (m)(n)(o)			115.1%	178,721,066
	Liabilities in Excess of Other Assets			(15.1)	(23,482,528)
	Net Assets			100.0%	$155,238,538

EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
SOFR	Secured Overnight Financing Rate.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or Variable rate securities: The rates disclosed are as of January 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)

For the three months ended January 31, 2019, there were no purchases or sales of Morgan Stanley ABS Capital I, Inc. Trust, Asset-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940.

(e)

For the three months ended January 31, 2019, the proceeds from paydowns of Morgan Stanley Dean Witter Capital I, Inc. Trust, Asset-Backed Security and Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $54,222, including net realized gains of $2,580.

(f)	When-issued security.
(g)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at January 31, 2019.
(h)

For the three months ended January 31, 2019, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust, Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $4,626, including net realized losses of $98.

(i)	Rate shown is the yield to maturity at January 31, 2019.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended January 31, 2019, advisory fees paid were reduced by $9,603 relating to the Fund’s investment in the Liquidity Funds.

(l)	The rates shown are the effective yields at the date of purchase.
(m)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended January 31, 2019, the Fund did not engage in any cross-trade transactions.

(n)

Securities are available for collateral in connection with purchase of when-issued security, securities purchased on a forward commitment basis, open foreign currency forward exchange contracts and futures contracts.

(o)

At January 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $5,002,278 and the aggregate gross unrealized depreciation is $1,750,196, resulting in net unrealized appreciation of $3,252,082.

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at January 31, 2019:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America NA	EUR	9,915,445		$11,400,580	03/28/19	$122
Barclays Bank PLC	GBP	256,302		$325,118	03/28/19	(11,953)
Barclays Bank PLC	$64,820		EUR	56,477	03/28/19	116
Barclays Bank PLC	$38,281		GBP	29,684	03/28/19	757
Barclays Bank PLC	$14,362		GBP	11,074	03/28/19	202
Barclays Bank PLC	$301		GBP	230	03/28/19	2
BNP Paribas SA	EUR	442,806		$510,002	03/28/19	878
BNP Paribas SA	EUR	294,774		$341,974	03/28/19	3,052
BNP Paribas SA	$10,143		EUR	8,828	03/28/19	7
BNP Paribas SA	$36,175		EUR	31,544	03/28/19	93
BNP Paribas SA	$20,290		EUR	17,838	03/28/19	219
Citibank NA	AUD	299,627		$216,141	03/28/19	(1,820)
Citibank NA	EUR	214,000		$245,422	03/28/19	(628)
Goldman Sachs International	EUR	469,795		$539,304	03/28/19	(851)
JPMorgan Chase Bank NA	EUR	993		$1,145	03/28/19	3
JPMorgan Chase Bank NA	EUR	165,179		$189,664	03/28/19	(253)
JPMorgan Chase Bank NA	$1,911		EUR	1,647	03/28/19	(17)
Royal Bank of Canada	GBP	7,740,644		$9,828,605	03/28/19	(351,390)
UBS AG	GBP	100,211		$130,154	03/28/19	(1,637)
						$(363,098)

Futures Contracts:

The Fund had the following futures contracts open at January 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 5 yr. Note	75	Mar-19	7,500	$8,614,453	$155,859
U.S. Treasury 30 yr. Bond	55	Mar-19	5,500	8,067,813	413,359
U.S. Treasury 10 yr. Ultra Long Bond	40	Mar-19	4,000	5,227,500	192,508
U.S. Treasury Ultra Bond	8	Mar-19	800	1,289,000	70,751
Short:
U.S. Treasury 2 yr. Note	13	Mar-19	(2,600)	(2,760,266)	(19,297)
U.S. Treasury 10 yr. Note	43	Mar-19	(4,300)	(5,266,156)	(14,531)
					$798,649

Currency Abbreviations

AUD	Australian Dollar.
EUR	Euro.
GBP	British Pound.
USD	United States Dollar.

PORTFOLIO COMPOSITION as of 01/31/19	Percentage of Total Investments
Asset-Backed Securities	28.3%
Mortgages - Other	27.8
Agency Fixed Rate Mortgages	21.8
Short-Term Investments	16.0
Commercial Mortgage-Backed Securities	4.4
Collateralized Mortgage Obligations — Agency Collateral Series	1.6
Corporate Bond	0.1
	100.0	%*

*            Does not include open long/short futures contracts with a value of $31,225,188 and net unrealized appreciation of $798,649. Does not include open foreign currency forward exchange contracts with net unrealized Depreciation of $363,098.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments • January 31, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) when market quotations are not readily available, including circumstances under which the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange (“NYSE”). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$38,959,320	$—	$38,959,320
Asset-Backed Securities	—	50,623,117	—	50,623,117
Collateralized Mortgage Obligations - Agency Collateral Series	—	2,804,583	—	2,804,583
Commercial Mortgage-Backed Securities	—	7,820,657	—	7,820,657
Corporate Bonds	—	216,125	—	216,125
Mortgages — Other	—	49,731,246	—	49,731,246
Total Fixed Income Securities	—	150,155,048	—	150,155,048
Short-Term Investments
U.S. Treasury Security	—	817,757	—	817,757
Investment Company	25,587,183	—	—	25,587,183
Certificates of Deposit	—	650,038	—	650,038
Commercial Paper	—	1,511,040	—	1,511,040
Total Short-Term Investments	25,587,183	2,978,835	—	28,566,018
Foreign Currency Forward Exchange Contracts	—	5,451	—	5,451
Futures Contracts	832,477	—	—	832,477
Total Assets	26,419,660	153,139,334	—	179,558,994
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(368,549)	—	(368,549)
Futures Contracts	(33,828)	—	—	(33,828)
Total Liabilities	(33,828)	(368,549)	—	(402,377)
Total	$26,385,832	$152,770,785	$—	$179,156,617

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Mortgage Securities Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
March 19, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2019